General and Administrative - Summary of General and Administrative Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant non cash charges [abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	141.00%	17.00%